Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	$ 13	$ 17
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	45	(1)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	18	20
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	5	4	$ 0
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(76)	(92)
Amounts reclassified from Accumulated other comprehensive loss, net of tax	5	3	0
Net Other Comprehensive Income	58	16
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	45	(1)
Ending balance	(18)	(76)	(92)
Other comprehensive loss before reclassifications, net of tax	63	19
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	0	(1)	0
Amounts reclassified from Accumulated other comprehensive loss, net of tax	5	3	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), Net of Tax	(5)	(3)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	0	0
Foreign Currency Gain (Loss) [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(93)	(92)
Ending balance	(48)	(93)	(92)
Pension and Postretirement Items [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	17	0
Ending balance	$ 30	$ 17	$ 0